ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

September 3, 2014

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (the “Trust”)
(Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1. the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated September 2, 2014, for Class A and Institutional Class shares of AllianzGI Best Styles Global Equity Fund, a series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement on file with the Commission; and

2. the text of the Trust’s most recent amendment to its registration statement was filed electronically with the Commission on August 29, 2014 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7748 with any questions or comments regarding this matter.

Kind regards,

/s/ George G. Baxter IV

George G. Baxter IV, Esq.

cc:	Julian Sluyters

Thomas J. Fuccillo, Esq.

Angela Borreggine, Esq.

David C. Sullivan, Esq.

George B. Raine, Esq.

Maureen A. Meredith, Esq.